Investments	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments [Abstract]
Investments

9. Investments

The following tables outline changes in investments during the periods:

						Change in fair	Balance at
			Balance at Proceeds from			value through	December 31,
Entity	Instrument	Note	December 31, 2021	sale	Additions	profit or loss	2022
			$	$	$	$	$
True Pharma Strip Inc.	Shares	(i)	197	197	-	-	-
HUGE Shops	Shares	(ii)	157,760	157,760	-	-	-
SciCann Therapeutics	Shares	(iii)	79	79	-	-	-
Solarvest BioEnergy Inc.	Shares	(iv)	366,792	-	-	(145,302)	221,490
Solarvest BioEnergy Inc.	Convertible debenture	(iv)	293,434	-	-	(116,242)	177,192
A2ZCryptoCap Inc.	Shares	(v)	-	-	6,162	4,470	10,632
Lions Bay Fund	Shares	(vi)	-	-	395,450	22,848	418,298
			818,262	158,036	401,612	(234,226)	827,612

						Current	-
						Non-Current	827,612
							827,612

			Balance at	Change in fair value	Balance at
Entity	Instrument	Note	December 31, 2020	through profit or loss	December 31, 2021
			$	$	$
True Pharma Strip Inc.	Shares	(i)	-	197	197
HUGE Shops	Shares	(ii)	600,433	(442,673)	157,760
SciCann Therapeutics	Shares	(ii)	195,679	(195,600)	79
Solarvest BioEnergy Inc.	Shares	(iv)	447,678	(80,886)	366,792
Solarvest BioEnergy Inc.	Warrants	(iv)	74,813	(74,813)	-
Solarvest BioEnergy Inc.	Convertible debenture	(iv)	358,142	(64,708)	293,434
			1,676,745	(858,483)	818,262

				Current	158,036
				Non-Current	660,226
					818,262

(i) True Pharma Strip Inc. ("True Pharma")

On September 6, 2018, the Company subscribed for $1,128,450 of equity units in a brokered private placement. The equity investment is measured at fair value through profit or loss. True Pharma is not a publicly traded company; therefore, the fair value was classified as level 3 within the fair value hierarchy - significant unobservable inputs that are supported by little or no market activity. On December 31, 2021, the Company entered into an agreement to sell the investment. Subsequent to December 31, 2021, the Company completed the sale for gross proceeds of C$250 ($197).

(ii) HUGE Shops

The Company's investment in HUGE Shops includes 17,333,333 shares based on the December 2018 subscription price of C$0.075 per share. The equity investment is measured at fair value through profit or loss. Huge Shops is not a publicly traded company; therefore, the fair value was classified as level 3 within the fair value hierarchy. On December 31, 2021, the Company entered into an agreement to sell the investment. Subsequent to December 31, 2021, the Company completed the sale for gross proceeds of C$200,000 ($157,760).

(iii) SciCann Therapeutics Inc. ("SciCann")

The investment includes 117,648 shares based on the subscription price in May of 2018 and October of 2018 of C$17 per share. The equity investment is measured at fair value through profit or loss. SciCann is not a publicly traded company therefore, the fair value was classified as level 3 within the fair value hierarchy. On December 31, 2021, the Company entered into an agreement to sell the investment. Subsequent to December 31, 2021, the Company completed the sale for gross proceeds of C$100 ($79).

(iv) Solarvest BioEnergy Inc. ("Solarvest")

On May 7, 2019, the Company acquired 3,000,000 common shares, 3,000,000 warrants and a convertible debenture at a principal amount of $1,805,520 for a total fair value of $2,256,900 of Solarvest in exchange for 49,751 Class B shares of the Company with a fair value of $1,880,750 based on a market price of C$50.25 and recognition of a derivative liability of $376,150.

As at December 31, 2021, the fair value of the shares was determined based on the quoted market price of the shares of C$0.155 per share. The warrants expired unexercised during the year ended December 31, 2021. The fair value of the convertible debenture is calculated as the fair value of the shares if the debenture were converted at the Solarvest share price of C$0.155 as at December 31, 2021.

As at December 31, 2022, the fair value of the shares was determined based on the quoted market price of the shares of C$0.10 per share. The fair value of the convertible debenture is calculated as the fair value of the shares if the debenture were converted at the Solarvest share price of C$0.10 as at December 31, 2022. The shares have been classified as level 1 within the fair value hierarchy - quoted market price, and the convertible debenture has been classified as level 2 - valuation technique with observable market inputs.

(v) A2ZCryptoCap Inc. ("A2Z")

On June 23, 2022, the Company acquired 80,000 shares of A2Z for C$0.10 per share. As at December 31, 2022, the fair value of the shares was determined based on the quoted market price of the shares of C$0.18 per share. The shares have been classified as level 1 within the fair value hierarchy - quoted market price.

(vi) Lions Bay Fund ("Fund")

During the year ended December 31, 2022, the Company invested C$500,000 into the Fund. As at December 31, 2022, the fair value of the investment was determined to be C$566,569 based on the Company's share of the net asset value of the fund. The net asset value as provided by the Fund manager provides the most reasonable assessment of the investments fair value given the magnitude of the investment. Due to the unobservable nature of the net asset value, the investment has been classified as level 3 within the fair value hierarchy and is measured at fair value through profit or loss. Therefore, the Company cannot assess whether applying reasonable possible alternative assumptions would have an impact on the fair value of the investment.